SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549
RULE 23C-2 NOTICE OF INTENTION
TO REDEEM SECURITIES
OF
THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
One Corporate Center
Rye, New York 10580-1422
(914) 921-5070
under the
Investment Company Act of 1940
Investment Company Act File No. 811-08476

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission’s staff fewer than 30 days prior to the date set for the redemption.
(1) Title of the class of securities of The Gabelli Global Multimedia Trust Inc. (the “Fund”) to be redeemed:
     6.00% Series B Cumulative Preferred Stock, par value $0.001 per share, liquidation preference of $25.00 per share (the “Series B Preferred Shares”).
(2) The date on which the securities are to be called or redeemed:
     March 26, 2009.
(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:
     The Series B Preferred Shares are to be redeemed pursuant to Article II, Sections 3(b) and 3(c) of the Fund’s Articles Supplementary Creating And Fixing The Rights Of 6.00% Series B Cumulative Preferred Stock.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:
     The Fund intends to redeem 160,000 shares of its outstanding Series B Preferred Shares at the redemption price of $25.00 per share, which equals the liquidation preference of $25.00 per share. The Depository Trust Company will determine the allocations of this partial redemption of the outstanding Series B Preferred Shares pro rata from each participant account.
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SIGNATURE
     Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 5th day of March 2009.

THE GABELLI GLOBAL MULTIMEDIA TRUST INC.
By:	/s/ Bruce N. Alpert
	Name:	Bruce N. Alpert
	Title:	President and Principal Executive Officer